Putnam
Health
Sciences
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Health Sciences Trust that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Richard B. England
David G. Carlson
Margery C. Parker

Propelled by the phenomenal performance of biotechnology stocks, Putnam Health Sciences Trust delivered solid returns for the six months ended February 29, 2000. In a period dominated by "new economy" stocks such as Internet services, software, and telecommunications, the health-care sector offered biotechnology, another new economy industry in which stocks have soared. While your fund capitalized on the extraordinary growth of biotech stocks, it also remained committed to its strategy of diversifying across a number of health-care industries. As always, this allowed the fund to benefit from fast-growing stocks while offering lower risk than health-care funds whose returns are dependent on just one or two industries.

Total return for 6 months ended 2/29/00

      Class A          Class B           Class C           Class M
    NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
--------------------------------------------------------------------------
    21.98%  14.97%   21.52%  16.52%    21.50%  20.50%    21.65%  17.39%
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.

The rally of biotech stocks began in mid 1999 and grew steadily as the year progressed. During the semiannual period, investors were attracted to biotech companies of all sizes and at all stages of growth. In fact, the Nasdaq Biotech Index, which is made up of more than 200 U.S. and European companies, rose nearly 100% in the 1999 calendar year. There were a number of reasons for the rally. First, rigorous research on the part of these companies has led to technologically advanced products that offer vast improvements in the way illnesses and diseases are treated. Second, many biotech companies have matured and have begun to turn profitable, which gives them more credibility with investors. In addition, many more biotech companies have developed multiple products rather than being dependent on just one or two. And finally, biotech companies are expected to benefit substantially from genomics -- the study of the structure and function of human genes that is causing a revolution in the health-care industry.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals         43.6%

Biotechnology           32.2%

Medical technology      13.3%

Medical services         7.1%

Other                    1.0%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


* GENOMICS -- REVOLUTION IN HEALTH CARE

For many people, the study of genes brings images of cloned sheep and complicated scientific formulas. Recent advances in the field, however, should bring dramatic improvements to the way every person is diagnosed and treated for illnesses. Genomics refers to the mapping of the human genome -- the entire sequence of 3 billion chemical pairs that make up human DNA. Scientists around the world, including those working on a publicly funded project in the United States, are coming closer to mapping this DNA "blueprint." This information will eventually allow us to determine each person's predisposition to illnesses. Biotech and pharmaceutical companies, in turn, will have the information needed to develop highly effective methods for treating, curing, and even preventing illnesses. Today drugs prescribed by doctors typically work only 40% of the time and can cause unpleasant side effects. Genomics offers the possibility that extremely effective drugs, without side effects, can be developed based on what we will know about every person's genetic makeup.


"Companies involved in all aspects of genomics, the study of the structure and function of human genes, have soared to especially lofty heights, creating an excitement bubbling throughout the entire industry about the future of drug discovery."

-- CNNfn.com, February 22, 2000


The excitement about these possibilities began to penetrate the financial markets during this semiannual period and benefited a number of stocks in your fund's portfolio. One example is Celera Genomics Group, which announced that it expects to complete the sequencing of the human genome by the end of 2000 -- ahead of the publicly funded Human Genome Project. Also in the fund's portfolio is the stock of PE Biosystems Group, which manufactures instruments used to accomplish the gene sequencing. Another fund holding that performed exceptionally well was Millennium Pharmaceuticals, which develops treatments for conditions such as diabetes, asthma, and cancer based on their genetic causes. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TRADITIONAL BIOTECHS STRONG; DRUG STOCKS WEAK

Outside of the genomics excitement, a number of more traditional biotech companies also delivered strong returns. Fund holding Genentech, Inc. is one of the world's largest biotech firms with a large pipeline of products, including treatments for breast cancer, cystic fibrosis, and post-heart attack patients. Another strong performing fund holding was Immunex Corporation. One notable Immunex product is Enbrel, a treatment for rheumatoid arthritis that has also shown potential promise as a treatment for heart failure.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Warner-Lambert Co.
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

Immunex Corp.
Biotechnology

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

PE Corp.-PE Biosystems Group
Biotechnology

Genentech, Inc.
Biotechnology

Amgen, Inc.
Biotechnology

Merck & Co., Inc.
Pharmaceuticals

Schering-Plough Corp.
Pharmaceuticals

Footnote reads:
These holdings represent 34.3% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


Pharmaceutical stocks, which had weakened considerably in fiscal 1999, continued to perform sluggishly during the semiannual period. The factors that hurt drug stocks over the past year have remained in place, including a strong U.S. economy that has sent investors to industries that offer greater growth potential. In addition, uncertainty remains about Medicare reform and the possibility of price controls on the drug industry. These concerns may remain in the spotlight for some time, as Medicare reform is expected to be an election issue in 2000. Throughout the period, the fund's weighting of pharmaceutical stocks remained lower than it had been in quite some time. At the close of the period, drug stocks represented 43.6% of the fund's net assets, while biotech stocks represented 32.2%, their highest weighting in many years.

Health-care services stocks, including those of health maintenance organizations (HMOs), nursing homes, and hospitals, continued to struggle in a difficult regulatory and legal environment. Most companies remained under pressure from concerns about Medicare spending cuts and rising health-care costs. During the period, hospital stocks improved somewhat but retreated toward the period's end. We believe many hospital stocks, such as fund holding Columbia/HCA Healthcare Corp., have strong long-term potential and should rebound once market psychology is back in their favor. Columbia is a hospital holding company whose affiliates own and operate more than 200 hospitals and surgery centers in the United States, England, and Switzerland.

* KEEPING AN EYE ON VALUATIONS AND ECONOMY

As we look ahead to the second half of fiscal 2000, we are carefully monitoring both the soaring biotechnology industry and the weakened pharmaceutical sector. Drug stocks, after a disappointing 1999, are at historically attractive price levels and could be poised for a rebound, especially if the U.S. economic growth begins to show signs of slowing. Many biotech stocks, on the other hand, had historically high valuations at the close of the period and we are maintaining a cautious stance for this portion of the fund's portfolio. Although prices of these stocks may be stretched, the long-term outlook for the biotech industry remains extremely attractive as more companies become profitable and the genomics revolution, now in its infancy, begins to unfold. We are keeping a strategic eye on market conditions and remain committed to finding the best opportunities for growth across the full spectrum of health-related industries.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industry.




TOTAL RETURN FOR PERIODS ENDED 2/29/00

                      Class A            Class B            Class C           Class M
(inception dates)    (5/28/82)           (3/1/93)          (7/26/99)          (7/3/95)
                   NAV       POP       NAV     CDSC      NAV      CDSC      NAV      POP
-----------------------------------------------------------------------------------------
6 months           21.98%    14.97%    21.52%  16.52%    21.50%   20.50%   21.65%   17.39%
-----------------------------------------------------------------------------------------
1 year             17.75     10.98     16.86   11.86     16.88    15.88    17.14    13.05
-----------------------------------------------------------------------------------------
5 years           195.80    178.78    184.82  182.82    184.84   184.84   188.50   178.45
Annual average     24.22     22.76     23.29   23.11     23.29    23.29    23.60    22.73
-----------------------------------------------------------------------------------------
10 years          507.75    472.88    462.63  462.63    463.59   463.59   477.57   457.25
Annual average     19.78     19.07     18.86   18.86     18.88    18.88    19.17    18.74
-----------------------------------------------------------------------------------------
Annual average
(life of fund)     17.80     17.41     16.78   16.78     16.92    16.92    17.08    16.85
-----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                 S&P 500           Consumer
                                  Index          price index
----------------------------------------------------------------------
6 months                          4.11%            1.67%
----------------------------------------------------------------------
1 year                           11.73             3.16
----------------------------------------------------------------------
5 years                         206.93            12.58
Annual average                   25.13             2.40
----------------------------------------------------------------------
10 years                        425.39            32.81
Annual average                   18.04             2.88
----------------------------------------------------------------------
Annual average
(life of fund)                   18.78             3.28
----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                          Class A       Class B     Class C     Class M
------------------------------------------------------------------------------
Distributions (number)*     --            --          --          --
------------------------------------------------------------------------------
Share value:           NAV      POP      NAV         NAV      NAV      POP
------------------------------------------------------------------------------
8/31/99               $59.51   $63.14   $56.96      $59.48   $58.47   $60.59
------------------------------------------------------------------------------
2/29/00                72.59    77.02    69.22       72.27    71.13    73.71
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                      Class A           Class B            Class C           Class M
(inception dates)    (5/28/82)          (3/1/93)          (7/26/99)          (7/3/95)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
-----------------------------------------------------------------------------------------
6 months           25.96%    18.73%   25.50%  20.50%    25.62%   24.62%    25.66%   21.26%
-----------------------------------------------------------------------------------------
1 year             15.94      9.27    15.07   10.07     15.21    14.21     15.37    11.33
-----------------------------------------------------------------------------------------
5 years           178.60    162.58   168.25  166.25    168.60   168.60    171.74   162.24
Annual average     22.74     21.30    21.82   21.63     21.85    21.85     22.13    21.27
-----------------------------------------------------------------------------------------
10 years          466.40    433.93   424.33  424.33    425.74   425.74    438.48   419.53
Annual average     18.94     18.24    18.02   18.02     18.05    18.05     18.34    17.91
-----------------------------------------------------------------------------------------
Annual average
(life of fund)     17.53     17.13    16.50   16.50     16.65    16.65     16.81    16.57
-----------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.





The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (97.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (32.2%)
--------------------------------------------------------------------------------------------------------------------------
             68,300  Abgenix, Inc. (NON)                                                                    $   22,001,138
             78,200  Affymetrix, Inc. (NON)                                                                     22,648,675
            237,400  Alexion Pharmaceuticals, Inc. (NON)                                                        20,238,350
            509,600  Alkermes, Inc. (NON)                                                                       97,779,500
          2,570,300  Amgen Inc. (NON)                                                                          175,262,331
            177,900  Avigen, Inc. (NON)                                                                         13,164,600
            253,300  Celera Genomics (NON)                                                                      61,805,200
            602,400  Cell Genesys, Inc. (NON)                                                                   23,418,300
            251,500  Cephalon, Inc. (NON)                                                                       16,716,891
            441,600  Connetics Corp. (NON)                                                                       6,099,600
            511,700  COR Therapeutics, Inc. (NON)                                                               45,861,113
            109,133  Diversa Corp. (NON)                                                                        14,569,256
            144,300  Gene Logic, Inc. (NON)                                                                     17,225,813
            931,500  Genentech, Inc. (NON)                                                                     179,663,063
            484,000  Gilead Sciences, Inc. (NON)                                                                37,026,000
          1,245,600  Guilford Pharmaceuticals, Inc. (NON) (AFF)                                                 41,260,500
            230,900  IDEC Pharmaceuticals Corp. (NON)                                                           32,528,038
          1,735,800  IDEXX Laboratories, Inc. (NON)                                                             51,314,588
          1,136,200  Immunex Corp. (NON)                                                                       224,328,488
            767,300  Inhale Therapeutic Systems (NON)                                                           77,689,125
            369,000  Invitrogen Corp. (NON)                                                                     31,180,500
            121,200  Maxim Pharmaceuticals, Inc. (NON)                                                           9,120,300
            632,700  MedImmune, Inc. (NON)                                                                     125,590,950
            318,300  Millennium Pharmaceuticals, Inc. (NON)                                                     82,797,788
          1,721,600  PE Corp.-PE Biosystems Group                                                              181,628,800
            143,600  Progenics Pharmaceuticals, Inc. (NON)                                                      13,354,800
            142,100  QIAGEN N.V. (Netherlands) (NON)                                                            24,796,450
            629,300  QLT PhotoTherapeutics, Inc. (Canada) (NON)                                                 44,916,288
          1,366,400  Sepracor, Inc. (NON)                                                                      138,518,800
            691,200  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                             34,646,400
            764,560  Trimeris, Inc. (NON) (AFF)                                                                 47,402,720
                                                                                                            --------------
                                                                                                             1,914,554,365

Medical Services (7.1%)
--------------------------------------------------------------------------------------------------------------------------
            571,700  Cardinal Health, Inc.                                                                      23,582,625
            703,500  CIGNA Corp.                                                                                51,927,094
          4,354,600  Columbia/HCA Healthcare Corp.                                                              84,098,213
          3,091,000  Health Management Assoc., Inc. (NON)                                                       33,228,250
            328,000  Healtheon Corp. (NON)                                                                      18,142,500
          1,469,200  IMS Health, Inc.                                                                           29,567,650
          1,437,300  Lincare Holdings, Inc. (NON)                                                               33,686,719
          1,441,000  Medquist, Inc. (NON)                                                                       37,105,750
          1,137,000  Province Healthcare Co. (NON) (AFF)                                                        22,882,125
            246,900  Renal Care Group, Inc. (NON)                                                                4,336,181
            894,200  Trigon Healthcare, Inc. (NON)                                                              28,558,513
            499,600  United Healthcare Corp.                                                                    25,542,050
            449,800  Wellpoint Health Networks, Inc. (NON)                                                      30,361,500
                                                                                                            --------------
                                                                                                               423,019,170

Medical Technology (13.3%)
--------------------------------------------------------------------------------------------------------------------------
             93,000  Agilent Technologies, Inc. (NON)                                                            9,642,938
            345,000  ArthroCare Corp.                                                                           42,607,500
          1,128,800  Bausch & Lomb, Inc.                                                                        59,544,200
          1,736,950  Baxter International, Inc.                                                                 94,663,775
            426,800  Cerus Corp. (NON)                                                                          20,593,100
            455,000  Cyberonics, Inc. (NON)                                                                     11,602,500
            744,700  Mallinckrodt, Inc.                                                                         18,338,238
          2,542,066  Medtronic, Inc.                                                                           123,131,322
            807,600  Mentor Corp.                                                                               22,410,900
            562,100  Minimed, Inc. (NON)                                                                        56,139,738
            529,700  Miravant Medical Technologies (NON)                                                        14,765,388
            410,400  Molecular Devices Corp. (NON)                                                              33,652,800
            222,800  ResMed Inc. (NON)                                                                          16,626,450
            463,300  SonoSight, Inc. (NON) (AFF)                                                                15,346,813
          1,986,300  Sybron International Corp. (NON)                                                           55,616,400
            268,700  Techne Corp. (NON)                                                                         23,049,422
            673,900  Ventana Medical Systems, Inc. (NON)                                                        37,991,113
          1,091,900  Waters Corp. (NON)                                                                        107,074,444
            978,270  Wesley Jessen VisionCare, Inc. (NON) (AFF)                                                 28,125,263
                                                                                                            --------------
                                                                                                               790,922,304

Other (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,418,600  CVS Corp.                                                                                  49,651,000
            331,600  On Assignment, Inc. (NON)                                                                  12,393,550
                                                                                                            --------------
                                                                                                                62,044,550

Pharmaceuticals (43.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,094,900  Allergan, Inc.                                                                            105,399,656
          1,212,283  Alpharma, Inc., Class A (AFF)                                                              41,975,299
          1,235,200  American Home Products Corp.                                                               53,731,200
             26,144  Ares-Serono Group, Class B (Switzerland)                                                   85,041,621
            628,203  Aventis S.A. (France)                                                                      32,604,395
          1,209,500  Biovail Corp. International (Canada) (NON)                                                 79,827,000
          4,678,700  Bristol-Myers Squibb Co. (SEG)                                                            265,808,644
            202,000  ChiRex Inc. (NON)                                                                           5,024,750
            206,800  DUSA Pharmaceuticals, Inc. (NON)                                                            7,406,025
          1,805,240  Elan Corp. Plc ADR (Ireland) (NON)                                                         74,240,495
            613,400  Forest Laboratories, Inc. (NON)                                                            41,902,888
          1,487,000  Fujisawa Pharmaceutical Co. (Japan)                                                        48,787,327
            888,300  IVAX Corp. (NON)                                                                           20,208,825
          2,677,810  Johnson & Johnson                                                                         192,132,868
          1,602,900  Lilly (Eli) & Co.                                                                          95,272,369
            910,700  Medicis Pharmaceutical Corp., Class A (NON)                                                45,933,431
          2,471,500  Merck & Co., Inc.                                                                         152,151,719
          3,026,900  Pfizer, Inc.                                                                               97,239,163
          4,145,000  Pharmacia & Upjohn, Inc.                                                                  197,405,625
          1,247,500  Rexall Sundown, Inc. (NON)                                                                 18,712,500
              8,103  Roche Holdings AG (Switzerland)                                                            87,760,942
          1,212,200  Sanofi-Synthelabo SA (France)                                                              46,851,936
          4,022,000  Schering-Plough Corp.                                                                     140,267,250
          1,140,883  Shire Pharmaceuticals Group Plc ADR
                       (United Kingdom) (NON)                                                                   54,762,384
          1,486,900  Smithkline Beecham Plc ADR (United Kingdom)                                                83,545,194
          2,016,000  Takeda Chemical Industries (Japan)                                                        113,598,104
            485,300  United Therapeutics Corp. (NON)                                                            47,316,750
          3,869,500  Warner-Lambert Co.                                                                        331,084,093
            642,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                30,632,555
                                                                                                            --------------
                                                                                                             2,596,625,008
                                                                                                            --------------
                     Total Common Stocks (cost $3,699,021,091)                                              $5,787,165,397

SHORT-TERM INVESTMENTS (1.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   40,000,000  Corporate Asset Funding Co. effective yield of 5.80%,
                       March 17, 2000                                                                       $   39,896,889
         39,467,000  Old Line Funding Corp. effective yield of 5.88%,
                       March 1, 2000                                                                            39,460,554
         27,407,000  Interest in $1,000,000,000 joint tri-party repurchase agreement dated February 29, 2000 with Goldman
                       Sachs & Co. due March 1, 2000 with respect to
                       various U.S. Treasury obligations -- maturity value
                       of $27,411,393 for an effective yield of 5.77%                                           27,407,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $106,764,443)                                       $  106,764,443
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,805,785,534) (b)                                            $5,893,929,840
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,952,352,517.

  (b) The aggregate identified cost on a tax basis is $3,812,407,400, resulting in gross unrealized appreciation and depreciation of $2,388,374,159 and $306,851,719, respectively, or net unrealized appreciation of $2,081,522,440.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2000.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.


-------------------------------------------------------------------------------
Futures Contracts Outstanding at February 29, 2000 (Unaudited)

                                     Aggregate Face     Expiration  Unrealized
                         Total Value     Value             Date    Appreciation
-------------------------------------------------------------------------------
S&P 500 Index (Long)    $56,595,000   $55,896,041         Mar-00     $698,959
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,805,785,534) (Note 1)                                        $5,893,929,840
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             3,090,716
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               17,100,772
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      103,200,151
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                       1,182,420
-----------------------------------------------------------------------------------------------
Total assets                                                                      6,018,503,899

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        247,219
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     43,582,886
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           11,062,474
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,997,356
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              554,899
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           109,966
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,517
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                3,262,617
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  328,448
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    66,151,382
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,952,352,517

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,741,191,718
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (11,355,081)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                          133,758,406
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                  2,088,757,474
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,952,352,517

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,376,945,177 divided by 46,520,602 shares)                                            $72.59
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $72.59)*                                  $77.02
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,438,996,786 divided by 35,236,891 shares)**                                          $69.22
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($33,158,010 divided by 458,821 shares)**                                                $72.27
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($103,252,544 divided by 1,451,576 shares)                                               $71.13
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $71.13)*                                  $73.71
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $297,837) (including dividend
income of $88,977 from investments in affiliated issuers) (Note 5)               $   17,683,138
-----------------------------------------------------------------------------------------------
Interest                                                                              3,484,935
-----------------------------------------------------------------------------------------------
Total investment income                                                              21,168,073

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     13,649,690
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,169,915
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        54,502
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,976
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,619,946
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                10,615,464
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    71,512
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   337,837
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  79,771
-----------------------------------------------------------------------------------------------
Auditing                                                                                 34,016
-----------------------------------------------------------------------------------------------
Legal                                                                                    15,976
-----------------------------------------------------------------------------------------------
Postage                                                                                 337,834
-----------------------------------------------------------------------------------------------
Other                                                                                   820,530
-----------------------------------------------------------------------------------------------
Total expenses                                                                       32,823,969
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (300,815)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         32,523,154
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (11,355,081)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5)
(including realized gain of $24,925,990 on sales of
investments in affiliated issuers)                                                  187,913,728
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       4,613,274
-----------------------------------------------------------------------------------------------
Net realized gains on foreign currency transactions (Note 1)                             11,234
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (85,183)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period            878,960,450
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,071,413,503
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,060,058,422
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (11,355,081) $  (20,427,022)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                   192,538,236     (55,780,200)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        878,875,267     780,662,816
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              1,060,058,422     704,455,594
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --    (209,438,189)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --    (143,039,807)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (6,108,803)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --      (1,256,551)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (858,186)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (36,651)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions (Note 4)                                                        (230,064,401)  1,193,092,454
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        829,994,021   1,536,809,861

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               5,122,358,496   3,585,548,635
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $11,355,081 and $--, respectively)                                       $5,952,352,517  $5,122,358,496
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                  Year ended August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999           1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $59.51           $53.50         $55.82           $43.67           $36.21           $29.77
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.04)(c)         (.07)(c)       (.01)(c)          .13(c)           .19              .23
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                13.12            11.09           4.13            13.71             8.46             6.99
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              13.08            11.02           4.12            13.84             8.65             7.22
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --           (.02)            (.09)            (.27)            (.26)
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --            (4.98)         (6.42)           (1.60)            (.92)            (.52)
----------------------------------------------------------------------------------------------------------------------------------
From return of
capital                               --             (.03)            --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --            (5.01)         (6.44)           (1.69)           (1.19)            (.78)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $72.59           $59.51         $53.50           $55.82           $43.67           $36.21
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.98*           20.50           7.48            32.46            24.12            24.81
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,376,945       $2,883,732     $2,236,469       $1,681,187       $1,166,794         $929,484
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .48*             .95           1.00             1.08             1.10             1.12
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.06)*           (.11)          (.02)             .26              .43              .70
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             35.43*           79.12          40.45            44.54            10.55            19.51
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                   Year ended August 31
-----------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999            1998             1997             1996             1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $56.96           $51.74          $54.54           $42.94           $35.72           $29.47
-----------------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.25)(c)         (.50)(c)        (.44)(c)         (.24)(c)         (.13)(c)          .11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                12.51            10.73            4.06            13.44             8.35             6.78
-----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              12.26            10.23            3.62            13.20             8.22             6.89
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --              --               --             (.08)            (.12)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --            (4.98)          (6.42)           (1.60)            (.92)            (.52)
-----------------------------------------------------------------------------------------------------------------------------------
From return of
capital                               --             (.03)             --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --            (5.01)          (6.42)           (1.60)           (1.00)            (.64)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $69.22           $56.96          $51.74           $54.54           $42.94           $35.72
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.52*           19.61            6.67            31.46            23.19            23.83
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,438,997       $2,141,640      $1,292,418         $567,928         $273,243         $113,329
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .85*            1.70            1.75             1.83             1.85             1.88
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.44)*           (.86)           (.76)            (.49)            (.31)            (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             35.43*           79.12           40.45            44.54            10.55            19.51
-----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                     ended       For the period
Per-share                                                                                           Feb. 29      July 26, 1999+
operating performance                                                                             (Unaudited)     to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2000             1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $59.48           $59.32
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)                                                                      (.26)            (.04)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                  13.05              .20
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                12.79              .16
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       --               --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          --               --
----------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                                                                                 --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     --               --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $72.27           $59.48
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                               21.50*             .27*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $33,158           $3,770
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                              .85*             .17*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                             (.43)*           (.09)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               35.43*           79.12
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                         For the period
Per-share                       February 29                                                                       July 3, 1995+
operating performance           (Unaudited)                          Year ended August 31                         to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999           1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $58.47           $52.87         $55.47           $43.54           $36.17           $33.96
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.19)(c)         (.37)(c)       (.31)(c)         (.12)(c)         (.02)(c)         (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                12.85            10.98           4.13            13.65             8.46             2.23
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              12.66            10.61           3.82            13.53             8.44             2.21
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --             --               --             (.15)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --            (4.98)         (6.42)           (1.60)            (.92)              --
----------------------------------------------------------------------------------------------------------------------------------
From return of
capital                               --             (.03)            --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --            (5.01)         (6.42)           (1.60)           (1.07)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $71.13           $58.47         $52.87           $55.47           $43.54           $36.17
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.65*           19.93           6.94            31.79            23.51             6.51*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $103,253          $93,216        $56,662          $23,675           $9,732             $321
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .73*            1.45           1.50             1.58             1.61              .30*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.31)*           (.61)          (.51)            (.24)            (.05)            (.02)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             35.43*           79.12          40.45            44.54            10.55            19.51
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Health Sciences Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At August 31, 1999, the fund had a capital loss carryover of approximately $52,158,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 29, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended February 29, 2000, fund expenses were reduced by $300,815 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,755 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $845,371 and $32,122 from the sale of class A and class M shares, respectively, and received $3,708,687 and $1,889 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $18,475 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,784,883,127 and $2,137,559,386, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,726,323      $ 357,147,395
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 5,726,323        357,147,395

Shares
repurchased                                     (7,660,150)      (470,078,397)
-----------------------------------------------------------------------------
Net decrease                                    (1,933,827)     $(112,931,002)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,780,996       $955,941,380
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,939,701        176,969,983
-----------------------------------------------------------------------------
                                                18,720,697      1,132,911,363

Shares
repurchased                                    (12,073,075)      (718,353,158)
-----------------------------------------------------------------------------
Net increase                                     6,647,622       $414,558,205
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,867,048      $ 289,752,545
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 4,867,048        289,752,545

Shares
repurchased                                     (7,229,482)      (423,394,339)
-----------------------------------------------------------------------------
Net decrease                                    (2,362,434)     $(133,641,794)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,563,008     $1,142,794,644
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,009,002        116,381,745
-----------------------------------------------------------------------------
                                                21,572,010      1,259,176,389

Shares
repurchased                                     (8,950,494)      (515,983,962)
-----------------------------------------------------------------------------
Net increase                                    12,621,516     $  743,192,427
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        411,917        $25,681,531
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   411,917         25,681,531

Shares
repurchased                                        (16,487)        (1,048,726)
-----------------------------------------------------------------------------
Net increase                                       395,430        $24,632,805
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         63,961         $3,792,336
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    63,961          3,792,336

Shares
repurchased                                           (570)           (33,113)
-----------------------------------------------------------------------------
Net increase                                        63,391         $3,759,223
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        232,888        $14,285,897
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   232,888         14,285,897

Shares
repurchased                                       (375,560)       (22,410,307)
-----------------------------------------------------------------------------
Net decrease                                      (142,672)       $(8,124,410)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        933,321        $55,847,824
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       91,148          5,409,712
-----------------------------------------------------------------------------
                                                 1,024,469         61,257,536

Shares
repurchased                                       (501,896)       (29,674,937)
-----------------------------------------------------------------------------
Net increase                                       522,573        $31,582,599
-----------------------------------------------------------------------------




Note 5

Transactions with Affiliated Issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Name of Affiliates                                    cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Alpharma, Inc. Class A                         $12,991,326        $        --            $88,977       $ 41,975,299
Guilford Pharmaceuticals, Inc.                  11,873,574          4,429,654                 --         41,260,500
Inhale Therapeutic Systems, Inc.                 4,887,477          7,280,047                 --                 --
Molecular Devices Corp.                          1,100,042          4,118,672                 --                 --
Province Healthcare Co.                         10,420,270                 --                 --         22,882,125
SonoSight, Inc.                                 11,647,094                 --                 --         15,346,813
Trimeris, Inc.                                   2,256,652          3,901,506                 --         47,402,720
Ventana Medical Systems, Inc.                      465,278          3,396,212                 --                 --
Wesley Jessen VisionCare, Inc.                     715,212            915,750                 --         28,125,263
-------------------------------------------------------------------------------------------------------------------
  Totals                                       $56,356,925        $24,041,841            $88,977       $196,992,720



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President

Richard B. England
Vice President and Fund Manager

David G. Carlson
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA008 59735 021/335/2AB 4/00